RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Related Parties Transactions Tables
Due from related parties
	June 30,	December 31,
	2016	2015	Purpose
Global Bizrewards Sdn. Bhd.	$76,690	$34,465	Advance
Multimedia Biz Solution Sdn. Bhd.	49,638	46,574	Advance
SKH Media Sdn. Bhd.	12,795	-	Advance
Total Due from	139,123	81,039

Due to related parties
	June 30,	December 31,
	2016	2015	Purpose
Dato Sri Warren Eu Hin Chai	$455,896	$464,827	Advance
Michael A. Zahorik	30,307	30,307	Advance
SKH Media Sdn. Bhd.	-	15,939	Advance
Creative Iconic Sdn. Bhd.	135,910	167,595	Inventory Purchase
Total Due to	622,113	678,668